Transferred financial assets that are not derecognized in their entirety (Narrative) (Detail)	Dec. 31, 2023
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Minimum haircut applied to transferred assets in securities lending and repurchase agreements	0.00%
Maximum haircut applied to transferred assets in securities lending and repurchase agreements	15.00%